Regulatory Assets and Liabilities - Narrative Liabilities (Details) CAD in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2013 complaint	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD
Regulatory Liabilities [Line Items]
Current regulatory liabilities				CAD 492	CAD 298
Regulatory liability				2,183	1,638
Employee future benefits (ii)
Regulatory Liabilities [Line Items]
Regulatory liability				42	44
Regulatory liabilities not subject to regulatory return				31	36
Rate stabilization accounts (iii)
Regulatory Liabilities [Line Items]
Current regulatory liabilities				173	142
Regulatory liability				230	212
Regulatory liabilities not subject to regulatory return				180	123
ROE refund liability (xii)
Regulatory Liabilities [Line Items]
Regulatory liability				346	0
ROE refund liability (xii) | ITC
Regulatory Liabilities [Line Items]
Complaints (number) | complaint		2
Regulatory liability | $			$ 258
ROE refund liability (xii) | ITC | Minimum
Regulatory Liabilities [Line Items]
Regulatory liability | $			221
ROE refund liability (xii) | ITC | Maximum
Regulatory Liabilities [Line Items]
Regulatory liability | $			258
ROE refund liability, initial complaint | ITC | Current regulatory liabilities
Regulatory Liabilities [Line Items]
Regulatory liability | $			$ 119
Electric and gas moderator account (xiii)
Regulatory Liabilities [Line Items]
Regulatory liability				71	88
Electric and gas moderator account (xiii) | Central Hudson
Regulatory Liabilities [Line Items]
Approved rate (period)	3 years
Renewable energy surcharge (xiv)
Regulatory Liabilities [Line Items]
Regulatory liability				CAD 53	47
Renewable energy surcharge (xiv) | UNS Energy
Regulatory Liabilities [Line Items]
Renewable energy target (at least) (percent)			15.00%	15.00%
Distributed generation Requirement Percentage of Target Percentage (percent)			30.00%	30.00%
Other regulatory liabilities individually less than
Regulatory Liabilities [Line Items]
Regulatory liability				CAD 40
Approved refund to customers or reduction in future rates
Regulatory Liabilities [Line Items]
Regulatory liability				190	156
Other
Regulatory Liabilities [Line Items]
Regulatory liability				198	167
Regulatory liabilities not subject to regulatory return				CAD 51	CAD 80